Line of Credit and Cash Reserve Liabilities (Details Textual)	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 AUD	Jun. 30, 2013 AUD
Line of Credit and Cash Reserve Liabilities [Abstract]
Secured debt			40,000,000	30,000,000
Line of credit facility			40,000,000
Interest expense	$ 1,663,808	$ 1,814,648